NEW YORK KEYPORT ADVISOR CHARTER
GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
DEFERRED VARIABLE ANNUITY CONTRACTS
ISSUED BY
Variable Account A
OF
KEYPORT BENEFIT LIFE INSURANCE COMPANY
SUPPLEMENT DATED NOVEMBER 7, 2002
TO
PROSPECTUS DATED MAY 1, 2000

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This supplement contains information about the Colonial Global Equity Fund, Variable Series, the Colonial High Yield Securities Fund, Variable Series, the Colonial International Horizons Fund, Variable Series, the Crabbe Huson Real Estate Investment Fund, Variable Series, and the Stein Roe Global Utilities Fund, Variable Series (the "Funds").

The Board of Trustees of the Funds has approved proposals to reorganize each of the Funds into the respective Acquiring Fund listed below, subject to shareholder approval and the satisfaction of certain other conditions. If shareholders of a Fund approve the proposal relating to the reorganization of their Fund, and all other conditions are satisfied or waived, all of the assets of that Fund will be transferred to the respective Acquiring Fund and shareholders of that Fund will receive shares of the respective Acquiring Fund in exchange for their shares. Shareholders of each Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders to be held on or about February 19, 2003. If approved at the special meeting, the reorganizations are proposed to take place by the end of April 2003. Shareholders of each Fund will be mailed information detailing the proposal for their Fund in early January 2003.

Funds	Acquiring Funds
Colonial High Yield Securities Fund, Variable Series	Columbia High Yield Fund, Variable Series*
Colonial Global Equity Fund, Variable Series Colonial International Horizons Fund, Variable Series Stein Roe Global Utilities Fund, Variable Series	Colonial International Fund for Growth, Variable Series
Crabbe Huson Real Estate Investment Fund, Variable Series	Columbia Real Estate Equity Fund, Variable Series*

* These will be new funds available in the Liberty Variable Investment Trust.

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Client Service Hotline
800-367-3653

Distributed by:
Keyport Financial Services Corp.
125 High Street
Boston, Massachusetts 02110

NYKAC.SUP	11/02